Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Description of Business
1.	DESCRIPTION OF BUSINESS

The Company, as defined below, is a provider of advanced technology for the renewable energy sector. It designs, manufactures and services next-generation Permanent Magnet Direct-Drive (PM/DD) wind turbines for the distributed wind market, and licenses existing and evolving utility-class wind turbine platforms to large manufacturers on a global basis. The Company also provides power technology products and engineering and development services for a wide variety of renewable energy applications.

The Company’s headquarters are in Barre, Vermont, and it has sales offices in Zurich, Switzerland and Bari, Italy.

As of December 31, 2013, the parent holding company of the group was Wind Power Holdings, Inc. (“WPHI”), which had a wholly owned subsidiary, Northern Power Systems, Inc. (“Northern”). Northern has two wholly-owned subsidiaries, Northern Power Systems AG and Northern Power Systems S.r.l. WPHI was formed on August 12, 2008, and Northern was formed on July 14, 2008. WPHI previously had another wholly owned subsidiary, Northern Power Systems Utility Scale, Inc. (“Utility Scale”), which was formed on November 13, 2009. Utility Scale was merged into Northern effective December 31, 2013.

On April 16, 2014, Northern Power Systems Corp. completed a reverse takeover (“RTO”) transaction pursuant to a Merger Agreement and Plan of Reorganization dated as of March 31, 2014 (the “Merger Agreement”), between Northern Power Systems Corp. (formerly Mira III Acquisition Corp., a Canadian capital pool company (“Mira III”)), WPHI, Mira Subco Inc., and Mira Subco LLC. Under the Merger Agreement, Mira Subco Inc., a wholly-owned subsidiary of Mira III, merged with and into WPHI, with WPHI as the surviving corporation, and WPHI merged with and into Mira Subco LLC, a wholly-owned subsidiary of Mira III, with Mira Subco LLC as the surviving entity, as part of an integrated transaction (the “Merger”). In connection with the RTO, all of the equity securities of WPHI were exchanged for common shares and restricted voting shares of Mira III. Following the completion of the transaction, Mira III changed its name to Northern Power Systems Corp. (“NPS Corp.”). NPS Corp. and its subsidiaries or WPHI and its subsidiaries as applicable are referred to herein as the “Company.” The foregoing is only a brief description of the RTO, does not purport to be complete and is qualified in its entirety by reference to the Merger Agreement, a copy of which is included in Exhibit 10.9 to Amendment No. 2 to WPHI’s Registration Statement on Form 10, filed with the Securities and Exchange Commission on April 14, 2014. On July 29, 2014 Mira Subco LLC was liquidated. As a result, Northern became a direct, wholly-owned subsidiary of NPS Corp.

Since the shareholders of WPHI received the majority of the voting shares of NPS Corp., the Merger was accounted for as a RTO whereby WPHI was the accounting acquirer (legal acquiree) and NPS Corp. was the accounting acquiree (legal acquirer) under reverse takeover accounting. The balance sheets consist of the net assets of the accounting acquirer at historical cost and the net assets of the legal acquirer which approximate fair value. The statements of operations include the operations of the accounting acquirer for the periods presented and the operations of the legal acquirer from the date of the Merger.

Under accounting principles generally accepted in the United States (“U.S. GAAP”), the Merger, as described, is considered to be a capital transaction in substance, rather than a business combination. The Merger is equivalent to the issuance of stock by WPHI for the net monetary assets of NPS Corp. accompanied by a recapitalization, and is accounted for as a change in capital structure. Accordingly, the accounting for the Merger was identical to that resulting from a reverse acquisition, except no goodwill was recorded. Under reverse takeover accounting, the post reverse acquisition comparative historical financial statements of the legal acquirer, NPS Corp., are those of the legal acquiree, WPHI, which is considered to be the accounting acquirer.

Liquidity — The Company disclosed a going-concern uncertainty in its consolidated financial statements for the year ended December 31, 2013. Management believes that, with the completion of its equity capital raise on April 16, 2014, the Company has adequate capital to fund operations for at least one year from the date of issuance of these financial statements. As described in Note 10, the Company closed a private equity placement in connection with the RTO. The private placement provided gross proceeds of CDN$24,500 (USD$22,273) which were received on April 16, 2014. The Company believes that the receipt of the private placement proceeds has mitigated the previously reported going concern uncertainty. As a result the Company issued updated audited financial statements for the year ended December 31, 2013, and the Company’s former independent registered public accounting firm reissued its 2013 audit opinion to remove the going concern uncertainty. A complete description of the reissuance is included in Exhibit 99.1 to the Company’s Current Report on Form 8-K (File No. 000-55184), filed on September 3, 2014.

Basis of Presentation — The accompanying unaudited consolidated financial statements have been prepared in accordance with U.S. GAAP for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements and, therefore, should be read in conjunction with the Company’s 2013 consolidated financial statements and related notes included in the Registration Statement on Form 10 (File No. 001-36317) filed by WPHI. The condensed consolidated balance sheet as of December 31, 2013 and the condensed consolidated statement of changes in shareholders’ equity (deficiency) for the year ended December 31, 2013 were derived from the Company’s annual audited financial statements. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the timing and amount of assets, liabilities, equity, revenue and expenses reported and disclosed. Actual amounts could differ from these estimates. All adjustments, consisting of normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the results for the interim periods have been recorded. Actual amounts could differ from these estimates. Due to differing business conditions and seasonality, operating results for the nine months ended September 30, 2014 are not necessarily indicative of the results that may be expected in subsequent quarters or for the full year ending December 31, 2014.

1.	DESCRIPTION OF BUSINESS

The Company, as defined below, is a provider of advanced technology for the renewable energy sector. The Company designs, manufactures and services next-generation Permanent Magnet Direct-Drive (PM/DD) wind turbines for the distributed wind market, and licenses existing and evolving utility-class wind turbine platforms to large manufacturers on a global basis. The Company also provides engineering and development services for a wide variety of renewable energy applications.

The Company’s headquarters are in Barre, Vermont, and it has a sales office in Zurich, Switzerland. The Company employs approximately 102 employees.

As of December 31, 2013, the parent holding company of the group was Wind Power Holdings, Inc. (“WPHI”), which had a wholly owned subsidiary, Northern Power Systems, Inc. (“Northern”). Northern had two wholly-owned subsidiaries, Northern Power Systems AG and Northern Power Systems S.r.l. WPHI was formed on August 12, 2008, and Northern was formed on July 14, 2008. WPHI previously had another wholly owned subsidiary, Northern Power Systems Utility Scale, Inc. (“Utility Scale”), which was formed on November 13, 2009. Utility Scale was merged into Northern effective December 31, 2013.

Liquidity

The Company’s initially issued financial statements disclosed a going concern uncertainty and management’s plans to address that uncertainty. Subsequent to the issuance of those financial statements, such going concern uncertainty was mitigated as follows:

Reverse Takeover Transaction and Private Placement — On April 16, 2014, a reverse takeover transaction (the “Merger”) contemplated by a Merger Agreement and Plan of Reorganization, dated as of March 31, 2014, by and among Mira III Acquisition Corp. (“Mira III”), WPHI, Mira Subco Inc., and Mira Subco LLC was consummated.

Upon the filing of Certificates of Merger with the Secretary of State of the State of Delaware on April 16, 2014, (i) Mira Subco Inc., a wholly-owned subsidiary of Mira III, merged with and into WPHI, with WPHI as the surviving corporation, and (ii) WPHI merged with and into Mira Subco LLC, a wholly-owned subsidiary of Mira III, with Mira Subco LLC as the surviving entity, as part of an integrated transaction. In connection with the Merger, all of the equity securities of WPHI were exchanged for common shares and restricted voting shares of Mira III. Following the completion of the transaction, Mira III changed its name to Northern Power Systems Corp. (“NPS”). NPS Corp. and its subsidiaries or WPHI and its subsidiaries as applicable are referred to herein as the “Company.” Also in connection with the Merger, the Company completed a private placement of 6,125,000 subscription receipts on March 17, 2014 for aggregate gross proceeds of CDN$24,500 (USD$22,273) at a price of CDN$4.00 per Subscription Receipt, which was received by NPS Corp. out of escrow on April 16, 2014. Finally, WPHI’s Senior Secured Convertible Notes were converted into Mira III common shares.

Liquidity — Management believes that, with the completion of its equity capital raise on April 16, 2014 and the conversion of the Senior Secured Convertible Notes due on June 30, 2014, as described above, the previously reported going concern uncertainty has been mitigated.